RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

In 2021 and prior, the Company identified three related parties, including (i) the employer of the Director elected by the shareholders of the Series C-1 class of preferred stock (ii) a shareholder of the Series D-1 class of preferred stock and (iii) AEON Integrated Business Services Co., Ltd, a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”),

Immediately prior to the consummation of the Business Combination in December 2021, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock. Upon Closing, each share of Old Boxed common stock then converted into the right to receive approximately 0.9498 shares of New Boxed common stock.

As a result of the Business Combination and the related transactions, (i) the majority holder of the Series C-1 class was no longer a related party as of Closing as this holder no longer holds more than 10% of the Company’s voting interest and the elected Director is no longer on the Board of Directors and (ii) the holder of the Series D-1 class, was no longer a related party.

As of December 31, 2021, the Company identified AEON as its only remaining related party. The following discussion includes related party transactions with AEON as well as prior year period related party transactions for the previously identified related parties related to holders of Series C-1 and Series D-1 preferred stock.

AEON

On February 12, 2021, the Company entered into an agreement with AEON Integrated Business Services Co., Ltd., a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”), a Series D-1 shareholder, to license its e-commerce platform through a software licensing arrangement. The objective of the agreement is for the Company to design, develop and support the e-commerce platform customized for the digital marketplace operations of AEON and AEON affiliates. The services provided include implementation services, license of the e-commerce software platform, training, and maintenance and support. The Company has been engaged to provide services to AEON and AEON Malaysia. The total transaction price for the contract includes fixed and variable consideration. Based on the Company’s estimates of the standalone selling prices of the performance obligations identified in the contract, the Company has allocated $7,300 to implementation services specific to AEON, $4,500 to the implementation services specific to AEON Malaysia, and $20 per month to software maintenance services with respect to the licensed software for AEON Malaysia. The transaction price attributable to the software license to AEON Malaysia is variable and consists of sales and usage-based royalties. Yuki Habu, a director of Boxed, is affiliated with AEON. Refer to Note 8, Revenue Recognition, for further details. Immediately prior to the consummation of the Business Combination in December 2021, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock, which then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock.

Holders of Series C-1 and Series D-1 preferred stock

For the three months ended March 31, 2021, the majority holder of the Series C-1 class of preferred stock was a vendor from whom the Company purchases inventory. The collective shareholders of the Series C-1 class of preferred stock had the right to elect one Director to the Board of Directors and the elected Director was an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases and volume rebates and incentives for the three months ended March 31, 2021 were approximately $3,180 and $102, respectively.

For the three months ended March 31, 2021, a holder of the Series D-1 class of preferred stock was a vendor from whom the Company purchases inventory. The collective shareholders of the Series D-1 class of preferred stock had the right to elect two Directors to the Board of Directors. The Directors elected by the collective Series D-1 shareholders were not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. For the three months ended March 31, 2021, total inventory purchases and total dunnage purchases were $583 and $616, respectively. The Company did not receive volume rebates and incentives during the three months ended March 31, 2021.

17.RELATED PARTY TRANSACTIONS

The majority holder of the Series C-1 class is a vendor from whom the Company purchases inventory. Prior to the Closing, the shareholders of the Series C-1 class of preferred stock had the right to elect one Director to the Board of Directors and, the elected Director was an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the years ended December 31, 2020 and 2019 were approximately $12,880,934, and $13,879,944, respectively. Volume rebates and incentives received for the years ended December 31, 2020 and 2019 were approximately $908,867 and $1,674,169, respectively. Inventory purchases from January 1, 2021 through December 8, 2021, the date of the Closing, were approximately $11,752,870 and volume rebates and incentives were approximately $214,258.

Immediately prior to the consummation of the Business Combination, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock. Upon Closing, each share of Old Boxed common stock then converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As a result, the majority holder of the Series C-1 class was no longer a related party as this holder no longer holds more than 10% of the Company’s voting interest and the elected Director is no longer on the Board of Directors.

A holder of the Series D-1 class is a vendor from whom the Company purchases inventory. Prior to the Closing, the collective shareholders of the Series D-1 class of preferred stock had the right to elect two Directors to the Board of Directors. The Directors elected by the collective Series D-1 shareholders were not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the year ended December 31, 2020 and 2019 were approximately $3,878,138 and $2,267,312, respectively and total dunnage purchases for the year ended December 31, 2020 and 2019 were approximately $2,729,376 and $2,747,384, respectively. Volume rebates and incentives received for the year ended December 31, 2020 and 2019 were approximately $25,937 and $230,848, respectively. Inventory purchases from January 1, 2021 through December 8, 2021 were $1,930,888 and total dunnage purchases were $2,276,366. Volume rebates and incentives were immaterial from January 1, 2021 through December 8, 2021, the date of the Closing.

Immediately prior to the consummation of the Business Combination, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock. Upon Closing, each share of Old Boxed common stock then converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As a result, the holder of the Series D-1 class, was no longer a related party.

On February 12, 2021, the Company entered into an agreement with AEON Integrated Business Services Co., Ltd., a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”), a Series D-1 shareholder, to license its e-commerce platform through a software licensing arrangement. The objective of the agreement is for the Company to design, develop and support the e-commerce platform customized for the digital marketplace operations of AEON and AEON affiliates. The services provided through implementation services, license of the e-commerce software platform, training, and maintenance and support. The Company has been engaged to provide services to AEON and AEON Malaysia. The total transaction price for the contract includes fixed and variable consideration.

Based on the Company’s estimates of the standalone selling prices of the performance obligations identified in the contract, the Company has allocated $7,300,000 to implementation services specific to AEON, $4,500,000 to the implementation services specific to AEON Malaysia, and $20,000 per month to software maintenance services with respect to the licensed software for AEON Malaysia. The transaction price attributable to the software license to AEON Malaysia is variable and consists of sales and usage-based royalties. Yuki Habu, a director of the Company, is affiliated with AEON. Refer to Note 1 Summary of Significant Accounting Policies for more details. Immediately prior to the consummation of the Business Combination, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock, which then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock.

Prior to the agreement signed in February in 2021, in May 2019, the Company entered into an advisory services agreement and provided a proof of concept in connection with the future software as a service licensing arrangement. Fees recognized for the proof of concept was approximately $300,000 in the year ended December 31, 2019. No services were provided in 2020.